Dividend and Income Fund
11 Hanover Square
New York, NY 10005

August 20, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Definitive Proxy Statement for Dividend and Income Fund (File No. 811-08747)

Dear Sir or Madam:

On behalf of Dividend and Income Fund (the “Fund”), and in accordance with Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we are submitting for electronic filing definitive proxy materials in connection with the Fund’s Special Meeting of Shareholders scheduled to be held on September 12, 2012.  Definitive proxy materials are expected to be mailed to shareholders on or about August 17, 2012.

If you have any questions or comments regarding the foregoing, please contact Fatima Sulaiman at 202-778-9082 at K&L Gates LLP, legal counsel to the Fund.  Thank you.

Sincerely,

/s/ John F. Ramirez

Enclosure

cc:          Thomas B. Winmill, Esq.
Thomas O’Malley
Dividend and Income Fund